Reconciliation of Beginning and Ending Aggregate Carrying Amount of Asset Retirement Obligation (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Balance at the beginning of the year	$ 8,045,000	¥ 663,000,000	¥ 594,000,000
Accretion expense	73,000	6,000,000	20,000,000
Liabilities incurred	946,000	78,000,000	231,000,000
Liabilities settled	(1,043,000)	(86,000,000)	(177,000,000)
Changes due to translation of foreign currencies			(5,000,000)
Balance at the end of the year	$ 8,021,000	¥ 661,000,000	¥ 663,000,000